Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Preference Shares	Common Shares Class A	Common Shares Class B	Common Shares Class B To Be Issued Shares	Additional Paid-In Capital	Subscription Receivable	Other Comprehensive Loss	Accumulated Deficit	Share Capital	Legal Reserves	Total
Balance (Predecessor) at Jun. 30, 2021							$ (537)	$ 4,945	$ 9,545	$ 955	$ 14,908
Balance (in Shares) (Predecessor) at Jun. 30, 2021									800
Currency translation adjustment | Predecessor							364				364
Net income (loss) | Predecessor								(29,509)			(29,509)
Balance (Predecessor) at Jun. 30, 2022							(173)	(24,564)	$ 9,545	955	(14,237)
Balance (in Shares) (Predecessor) at Jun. 30, 2022									800
Currency translation adjustment | Predecessor							115				115
Net income (loss) | Predecessor								(2,312)			(2,312)
Balance (Successor) at Nov. 28, 2022		$ 2,000	$ 400		$ 497,800	$ (200)		(424,246)			75,754
Balance (Predecessor) at Nov. 28, 2022							(58)	(26,876)	$ 9,545	$ 955	(16,434)
Balance (in Shares) (Successor) at Nov. 28, 2022		10,000,000	2,000,000
Balance (in Shares) (Predecessor) at Nov. 28, 2022									800
Net proceeds from sale of shares | Successor			$ 60		250,940						251,000
Net proceeds from sale of shares (in Shares) | Successor			300,000
Net proceeds in escrow from sale of shares | Successor				$ 25	124,975						125,000
Net proceeds in escrow from sale of shares (in Shares) | Successor				125,000
Issuance of shares to Advisors | Successor			$ 35		174,965						175,000
Issuance of shares to Advisors (in Shares) | Successor			175,000
Exercise of share options | Successor			$ 15		37,442						37,457
Exercise of share options (in Shares) | Successor			75,000
Transfer of shares | Successor		$ (120)	$ 120
Transfer of shares (in Shares) | Successor		(600,000)	600,000
Currency translation adjustment | Successor							(183)				(183)
Net income (loss) | Successor								(647,751)			(647,751)
Balance (Successor) at Jun. 30, 2023		$ 1,880	$ 630	$ 25	1,086,122	(200)	(183)	(1,071,997)			16,277
Balance (in Shares) (Successor) at Jun. 30, 2023		9,400,000	3,150,000	125,000
Net proceeds from sale of shares | Successor			$ 265	$ (25)	984,815						985,055
Net proceeds from sale of shares (in Shares) | Successor			1,325,000	(125,000)
Share option expense | Successor					1,872						1,872
Currency translation adjustment | Successor							826				826
Net income (loss) | Successor								(1,017,390)			(1,017,390)
Balance (Successor) at Jun. 30, 2024		$ 1,880	$ 895		$ 2,072,809	$ (200)	$ 643	$ (2,089,387)			$ (13,360)
Balance (in Shares) (Successor) at Jun. 30, 2024		9,400,000	4,475,000